Supplement dated April 24, 2024
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust II
Columbia Emerging Markets Consumer ETF	8/1/2023
The Board of Trustees of Columbia Emerging Markets Consumer ETF (the Fund) approved changes to the Fund's Name, Investment Objective, Principal Investment Strategies and the index that it seeks to track the performance of (the Tracked Index), effective on or about June 28, 2024 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's Prospectus.
On the Effective Date, the Fund's name will change as indicated in the table below. Accordingly, on the Effective Date, all references to the Current Fund Name in the Prospectus are hereby deleted and replaced with the New Fund Name.
Current Fund Name	New Fund Name
Columbia Emerging Markets Consumer ETF	Columbia Research Enhanced Emerging Economies ETF
On the Effective Date, in connection with the changes approved by the Fund's Board, the following sections of the Fund's Prospectus are hereby revised:
Summary of Columbia Emerging Markets Consumer ETF
The information under the subsection “Investment Objective” in the “Summary of Columbia Emerging Markets Consumer ETF" section of the Prospectus is hereby superseded and replaced with the following:
Columbia Research Enhanced Emerging Economies ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index (the Index).
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia Emerging Markets Consumer ETF" section of the Prospectus is hereby superseded and replaced with the following:
The Fund is an exchange-traded fund (ETF) that seeks to track the performance of the Index. The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located in emerging market countries. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Solactive GBS Emerging Markets Large & Mid Cap USD Index (also referred to as the Starting Universe), with the Index designed to achieve stronger total return when compared with the Starting Universe, which is a broad measure of the performance of emerging markets large- and mid-cap growth and value companies. The Index, like the Starting Universe, and therefore the Fund, typically holds only common stocks and depository receipts.
The Index was designed by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is owned and calculated by Solactive AG. "Solactive" is a trademark of Solactive AG.
The Index is comprised of a subset of the companies within the Solactive GBS Emerging Markets Large & Mid Cap USD Index. With a starting point of the Solactive GBS Emerging Markets Large & Mid Cap USD Index, the Index was designed to reflect the performance of emerging markets large- and mid-cap growth and value companies through the application of a rules-based methodology that takes into account company quality, value, and catalyst factors. The Index construction methodology typically results in approximately 325-400 Index holdings, but this range can fluctuate because the Index has no constraints on number of holdings.
The Fund typically utilizes a “representative sampling” strategy whereby the Fund invests in some, but not all, of the component securities of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would an investment vehicle replicating (or investing in) the entire Index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund’s portfolio, the Fund may use a full replication strategy, which means that the Fund will seek to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Fund is passively managed and thus Columbia Management does not provide day-to-day active management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions, or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
SUP279_03_007_(04/24)

In connection with its representative sampling approach, the Fund seeks to invest in specific countries or geographic regions to approximately the same extent as the Index. The Fund concentrates its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
The Index is reconstituted semi-annually in May and November.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund track the Index.
The information under the subsection “Principal Risks” in the “Summary of Columbia Emerging Markets Consumer ETF” section is hereby revised to delete Non-Diversified Fund Risk and replace Index Methodology and Provider Risk with the following:
Index Methodology and Provider Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform the Starting Universe and more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk that the Index Provider may commit errors in Index computation, construction, reconstitution and rebalancing, despite any of the Index Provider’s procedures designed to prevent such occurrences and due diligence conducted by the Investment Manager. Errors may result in a negative performance impact to the Fund and its shareholders.
In connection with the changes to Columbia Emerging Markets Consumer ETF's Investment Objective, Principal Investment Strategies and Tracked Index in this Supplement, the information under the subsection "Performance Information” in the “Summary of Columbia Emerging Markets Consumer ETF" section of the Prospectus is hereby revised to add the following:
Effective June 28, 2024 (Index Change Date), Columbia Emerging Markets Consumer ETF tracks and compares its performance to that of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index (the New Index). Prior to the Index Change Date, the Fund tracked and compared its performance to that of the Dow Jones Emerging Markets Consumer TitansTM Index (the Former Index). The Fund’s investment manager believes that the New Index is an appropriate measure for comparing the Fund's performance in light of the change for the Fund to seek to track the performance of the New Index. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.
More Information About Columbia Emerging Markets Consumer ETF
The first two sentences under the subsection “Investment Objective” in the “More Information About Columbia Emerging Markets Consumer ETF" section of the Prospectus are hereby superseded and replaced with the following:
Columbia Research Enhanced Emerging Economies ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index (the Index).
The information under the subsection “Principal Investment Strategies” in the “More Information About Columbia Emerging Markets Consumer ETF" section of the Prospectus is hereby superseded and replaced with the following:
The Fund is an exchange-traded fund (ETF) that seeks to track the performance of the Index. The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located in emerging market countries. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Solactive GBS Emerging Markets Large & Mid Cap USD Index (also referred to as the Starting Universe), with the Index designed to achieve stronger total return when compared with the Starting Universe, which is a broad measure of the performance of emerging markets large- and mid-cap growth and value companies. The Index, like the Starting Universe, and therefore the Fund, typically holds only common stocks and depository receipts.
The Index was designed by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is owned and calculated by Solactive AG. "Solactive" is a trademark of Solactive AG.
The Index is comprised of a subset of the companies within the Solactive GBS Emerging Markets Large & Mid Cap USD Index. With a starting point of the Solactive GBS Emerging Markets Large & Mid Cap USD Index, the Index was designed to reflect the performance of emerging markets large- and mid-cap growth and value companies through the application of a rules-based methodology that takes into account company quality, value, and catalyst factors. The Index construction methodology typically results in approximately 325-400 Index holdings, but this range can fluctuate because the Index has no constraints on number of holdings.

SUP279_03_007_(04/24)

The Fund typically utilizes a “representative sampling” strategy whereby the Fund invests in some, but not all, of the component securities of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would an investment vehicle replicating (or investing in) the entire Index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund’s portfolio, the Fund may use a full replication strategy, which means that the Fund will seek to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Fund is passively managed and thus Columbia Management does not provide day-to-day active management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions, or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
In connection with its representative sampling approach, the Fund seeks to invest in specific countries or geographic regions to approximately the same extent as the Index. The Fund concentrates its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
The Index is reconstituted semi-annually in May and November.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund track the Index.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Additionally, shareholders will be given 60 days' advance written notice of a change to the Fund’s investment objective if such a change is made in connection with the SEC rule governing fund names.
The information under the subsection “Principal Risks” in the “More Information About Columbia Emerging Markets Consumer ETF” section is hereby revised to is hereby revised to delete Non-Diversified Fund Risk and replace Index Methodology and Provider Risk with the following:
Index Methodology and Provider Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform the Starting Universe and more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk that the Index Provider may commit errors in Index computation, construction, reconstitution and rebalancing, despite any of the Index Provider’s procedures designed to prevent such occurrences and due diligence conducted by the Investment Manager. Errors may result in a negative performance impact to the Fund and its shareholders.
More Information About the Funds
The subsection “Index Providers” is hereby replaced with the following:
The Investment Manager has entered into a license agreement with the following index providers, which are not affiliated with the Investment Manager or the Funds, as referenced below:
Fund	Index	Index Provider or Sponsor
Columbia India Consumer ETF	Indxx India Consumer Index	Indxx
Columbia Research Enhanced Emerging Markets Economies ETF	Beta Advantage® Research Enhanced Solactive Emerging Economies Index	Solactive AG
The Beta Thematic Emerging Markets ex-China Index for Columbia EM Core ex-China ETF and the Beta Advantage® Research Enhanced Emerging Economies Index for Columbia Emerging Markets Economies ETF are sponsored by Columbia Management and maintained by Solactive AG, an unaffiliated third-party, which also acts as the calculation agent for the indices and has day-to-day responsibility for calculating the intra-day value of the index.
Solactive AG (Solactive) is the licensor of Beta Advantage® Research Enhanced Solactive Emerging Economies Index. Columbia Research Enhanced Emerging Economies ETF is not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no  express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in Columbia Research Enhanced Emerging Economies ETF; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive does not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to the Investment Manager, as licensee of the Index, Solactive reserves the right to change the methods of calculation or publication with respect to the Index and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or

SUP279_03_007_(04/24)

interrupted publication with respect to the Index. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Index.
For more information about the index providers, see Appendix A.
Appendix A
The subsection “Columbia Emerging Markets Consumer ETF” is hereby replaced with the following:
The Beta Advantage® Research Enhanced Solactive Emerging Economies Index is owned by Solactive AG, which has licensed use of the Index to Columbia Management. The Fund is entitled to use the Beta Advantage® Research Enhanced Solactive Emerging Economies Index pursuant to a sub-licensing agreement with Columbia Management free of charge. The Beta Advantage® Research Enhanced Solactive Emerging Economies Index is maintained by Solactive AG, an unaffiliated third-party entity, which also acts as the calculation agent for the Beta Advantage® Research Enhanced Solactive Emerging Economies Index and has day-to-day responsibility for calculating and disseminating the intra-day value of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index every 15 seconds and tracking corporate actions resulting in adjustments to the BetaAdvantage® Research Enhanced Solactive Emerging Economies Index.
The value of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index will be disseminated under the following ticker: BAREEM.
Neither Columbia Management nor its licensors guarantee the accuracy and/or the completeness of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund, or any other person or entity from the use of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Beta Advantage® Research Enhanced Solactive Emerging Economies Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management and its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index, even if notified of the possibility of such damages.
Shareholders should retain this Supplement for future reference.

SUP279_03_007_(04/24)